Leases - Related Party (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of leases supplemental balance sheet information
		December 31,
Operating Leases	Classification	2020
Right-of-use assets	Operating right of use assets	$1,279,595

Current lease liabilities	Current operating lease liabilities	295,374
Non current lease liabilities	Long-term operating lease liabilities	1,015,759
Total lease liabilities		$1,311,133

Schedule of operating lease cost

Lease term and discount rate were as follows:

December 31,
2020
Weighted average remaining lease term (years)	4.0
Weighted average discount rate	1.67%

Year ended December 31,
2020
Operating lease cost	$303,910
Variable lease cost (1)
Total lease costs	$303,910

(1) Variable lease cost primarily relates to common area maintenance, property taxes and insurance on leased real estate.

Schedule of lease supplemental disclosures of cash flow information

Supplemental disclosures of cash flow information related to leases were as follows:

December 31,
2020
Cash paid for operating lease liabilities	$300,000
Operating right of use assets obtained in exchange for operating lease liabilities	$1,311,133

Schedule of maturities of lease liabilities

Maturities of lease liabilities were as follows as of December 31, 2020:

Operating
Leases
2021	$315,000
2022	330,750
2023	347,287
2024	364,652
Total	1,357,689
Less: Imputed interest	(46,556)
Present value of lease liabilities	$1,311,133